FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - Fair Value, Recurring - USD ($)	5 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning
Fair value, ending	$ 25,489,000
Restatement of warrants as derivative liabilities | Accounting Standards Update 81540 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliations Recurring Basis Initial Measurement of Liability Value		$ 18,002,000
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	7,487,000
Private Placement Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning
Change in fair value	2,772,000
Fair value, ending	9,504,000
Private Placement Warrants | Level 3 | Restatement of warrants as derivative liabilities | Accounting Standards Update 81540 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliations Recurring Basis Initial Measurement of Liability Value		6,732,000
Public Warrant | Restatement of warrants as derivative liabilities | Accounting Standards Update 81540 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliations Recurring Basis Initial Measurement of Liability Value		$ 11,270,000
Public Warrant | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	$ 4,715,000